ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Advance from end users	[1]	$ 5,457	¥ 35,352	¥ 66,679
Advance from prepaid cards	[2]	9,592	62,138
Business tax and other taxes payable		104	675	¥ 4,360
Deferred government grant		1,815	11,757	14,016
Professional fees payable		1,519	9,842	11,323
Promotional events payables		840	5,439	10,869
Advertising and sponsorship payable		140	904	¥ 2,267
Contingent consideration for business combination		973	6,300
Others		1,267	8,205	¥ 8,478
Accrued expenses and other current liabilities, Total		$ 21,707	¥ 140,612	¥ 117,992

[1]	Advance from end users represents 1) payments received by the Group in advance from the end users prior to the purchase of lottery tickets, and 2) prize distribution made by the Group to the winning end users' registered account.
[2]	Advance from prepaid cards represents the unused remaining value on the prepaid cards as at the balance sheet date.